SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment reporting - Product revenues (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026 JPY (¥) segment	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments | segment	1
Number of reportable segments | segment	1
Total revenue	¥ 18,174,206	¥ 18,842,663	¥ 18,950,683
Real estate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	17,460,826	18,307,409	18,487,074
Hotel
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	431,291	320,799	231,580
Other revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	713,380	535,254	463,609
Single reportable segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	18,174,206	18,842,663	18,950,683
Single reportable segment | Single family home
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	5,077,199	7,043,336	6,698,836
Single reportable segment | Condominium
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	9,796,918	6,677,016	11,788,238
Single reportable segment | Hotel
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	2,586,709	4,587,057
Single reportable segment | Other revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	¥ 713,380	¥ 535,254	¥ 463,609